Federal Funds Purchased and Repurchase Agreements - Information Related to Repurchase Agreements and Federal Funds Purchased (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investment Holdings [Line Items]
Balance at end of year	$ 21,051,231	$ 20,215,183
Securities Sold under Agreements to Repurchase [Member]
Investment Holdings [Line Items]
Balance at end of year	21,051,231	20,215,183
Average balance during the year	20,803,203	19,137,272
Maximum month-end balance	23,409,716	22,736,128
Weighted-average rate during the year	0.82%	0.74%
Rate at December 31	0.86%	0.76%
Federal Funds Purchased [Member]
Investment Holdings [Line Items]
Average balance during the year	$ 282	$ 10,970
Weighted-average rate during the year	1.00%	0.30%